UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		3 Months Ended		6 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers		$ 94,548,714	$ 92,313,776	$ 221,391,962	$ 158,667,650
Government grants			337		805
Initial recognition and changes in the fair value of biological assets at the point of harvest		(138,529)	1,590,925	351,477	2,142,828
Changes in the net realizable value of agricultural products after harvest		(1,509,023)	(1,242,185)	(1,736,959)	(1,242,185)
Total		92,901,162	92,662,853	220,006,480	159,569,098
Cost of sales		(59,141,259)	(55,332,989)	(134,817,137)	(93,215,442)
Research and development expenses		(3,457,892)	(1,384,032)	(7,309,906)	(2,815,574)
Selling, general and administrative expenses		(28,413,577)	(18,814,561)	(60,318,488)	(34,997,761)
Share of profit or loss of joint ventures and associates		40,048	1,141,323	882,288	919,087
Other income or expenses, net		290,487	(571,365)	768,528	(1,717,982)
Operating profit		2,218,969	17,701,229	19,211,765	27,741,426
Net financial cost		(9,960,342)	(8,221,621)	(18,028,495)	(13,401,289)
(Loss) Profit before income tax		(7,741,373)	9,479,608	1,183,270	14,340,137
Income tax		(684,906)	(4,141,102)	(5,697,549)	(6,736,415)
(Loss) profit for the period		(8,426,279)	5,338,506	(4,514,279)	7,603,722
(Loss) profit for the period attributable to:
Equity holders of the parent		(8,156,746)	3,427,093	(7,658,449)	4,301,230
Non-controlling interests		(269,533)	1,911,413	3,144,170	3,302,492
(Loss) profit for the period		$ (8,426,279)	$ 5,338,506	$ (4,514,279)	$ 7,603,722
(Loss) profit per share
Basic (loss) profit attributable to ordinary equity holders of the parent		$ (0.1323)	$ 0.0834	$ (0.1242)	$ 0.1046
Diluted (loss) profit attributable to ordinary equity holders of the parent		$ (0.1323)	$ 0.0808	$ (0.1242)	$ 0.1014
(Loss) profit for the period		$ (8,426,279)	$ 5,338,506	$ (4,514,279)	$ 7,603,722
Other comprehensive income (loss)		585,882	7,893,351	616,907	13,622,488
Items that may be subsequently reclassified to profit and loss		585,882	9,331,728	616,907	16,449,749
Foreign exchange differences on translation of foreign operations from joint ventures		(136,762)	1,887,130	(21,946)	3,504,622
Foreign exchange differences on translation of foreign operations		722,644	7,444,598	638,853	12,945,127
Items that will not be subsequently reclassified to loss and profit			(1,438,377)		(2,827,261)
Revaluation of property, plant and equipment, net of tax, of joint ventures and associates	[1]		(189,996)		(363,848)
Revaluation of property, plant and equipment, net of tax	[2]		(1,248,381)		(2,463,413)
Total comprehensive (loss) profit		(7,840,397)	13,231,857	(3,897,372)	21,226,210
Total comprehensive (loss) profit attributable to:
Equity holders of the parent		(7,779,559)	10,074,002	(7,377,844)	15,796,061
Non-controlling interests		(60,838)	3,157,855	3,480,472	5,430,149
Total comprehensive (loss) profit		$ (7,840,397)	$ 13,231,857	$ (3,897,372)	$ 21,226,210
Weighted average number of shares
Basic		61,657,343	41,104,331	61,657,343	41,104,331
Diluted		61,657,343	42,403,196	61,657,343	42,403,196

[1]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was nil for the three-month and six-month periods ended December 31, 2022. The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was $102,306 and $195,918 for the three-month and six-month periods ended December 31, 2021.
[2]	The tax effect of the revaluation of property, plant and equipment was nil for the three-month and six-month periods ended December 31,2022. The tax effect of the revaluation of property, plant and equipment was $672,205 and $1,326,453 for the three-month and six-month periods ended December 31, 2021.